SIMPSON THACHER & BARTLETT LLP

425 LEXINGTON AVENUE

NEW YORK, N.Y. 10017-3954

(212) 455-2000

FACSIMILE (212) 455-2502

February 9, 2005

Sara W. Dunton, Branch Chief
Hanna T. Teshome, Attorney-Advisor
Division of Corporation Finance
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	WMG Acquisition Corp.
Form S-4 filed December 16, 2004
Amendment No. 1 filed January 21, 2005
Amendment No. 2 filed January 24, 2005
File No. 333-121322

Dear Ms. Dunton and Ms. Teshome:

This letter responds to your letter of February 4, 2005 setting forth comments of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) regarding the Registration Statement on Form S-4 of Warner Music Group (“WMG” or the “Company”) filed on December 16, 2004, as amended by Amendment No. 1 filed on January 21, 2005 and Amendment No. 2 filed on January 24, 2005 (collectively, the “Registration Statement”).  For your convenience, we have reproduced each of the Staff’s comments in this letter, using bold text, and indicated our response to each such comment below.  We have also revised the Registration Statement by preparing Amendment No. 3 to the Registration Statement (“Amendment No. 3”) in response to the Staff’s comments which reflects these and other revisions, primarily relating to disclosure on the Stockholders Agreement, the warrants and management.

We are also sending via courier three marked and three clean paper copies of Amendment No. 3 for the convenience of the Staff.

Page references in the text of this letter correspond to the pages of Amendment No. 3, except when otherwise indicated.

Legal Matters, page 210

1.                                      Please revise to also reference the related guarantees and the law firm(s) that will pass upon the validity of those guarantees.

In response to the Staff’s comment, references to the related guarantees and the law firms that will pass upon the validity of those guarantees have been added on page 210.

Exhibit 5.2

2.                                      Revise the opinion to include an express consent for reliance by Simpson Thacher & Bartlett LLP.

In response to the Staff’s comment, the opinion has been revised to include an express consent for reliance by Simpson Thacher & Bartlett LLP in the last paragraph.  A new signed and dated opinion reflecting the changes requested by the Staff has been filed with Amendment No. 3.

Exhibit 5.3

3.                                      Revise your references to “Covered Guarantor” and “Guarantors” and Schedule I in this opinion, for consistency with your references in Exhibit 5.1.

In response to the Staff’s comment, the references to “Covered Guarantor” and “Guarantors” and Schedule 1 in this opinion have been revised to conform to the references in Exhibit 5.1.  A new signed and dated opinion reflecting the changes requested by the Staff has been filed with Amendment No. 3.

4.                                      Please advise us why it appears that this opinion has not been signed by the law firm.

In response to the Staff’s comment, the revised opinion has been signed and dated by the law firm.

Exhibit 5.4

5.                                      Refer to the second sentence in third paragraph of this opinion. Delete the portion being with “that the Trustee has required...” and “that the Guarantee would be governed by Wyoming law” as it is an inappropriate assumption.

In response to the Staff’s comment, the portions beginning with “that the Trustee has required...” and “that the Guarantee would be governed by Wyoming law” have been deleted.  A new signed and dated opinion reflecting the changes requested by the Staff has been filed with Amendment No. 3.

6.                                      Refer to the penultimate paragraph. Delete each of your references regarding the date of this opinion/letter or otherwise provide an opinion dated as of the date of effectiveness.

In response to the Staff’s comment, the references regarding changes subsequent to the date of the opinion have been deleted.

7.                                      It appears that the last clause of the last sentence in the penultimate paragraph of this opinion is an inappropriate disclaimer to the opinion. Please revise or advise.

In response to the Staff’s comment, the last clause of the last sentence in the penultimate paragraph has been deleted.

8.                                      Please revise the first sentence in the last paragraph (a) to delete the limitation on reliance by other persons or entities or in connection with any other transactions and (b) to include an express consent for reliance by Simpson Thacher & Bartlett LLP.

In response to the Staff’s comment, the first sentence in the last paragraph of this opinion has been revised both to delete the limitation on reliance by other persons or entities or in connection with any other transactions, and to include an express consent for reliance by Simpson Thacher & Bartlett LLP.

Exhibit 5.5

9.                                      Revise the opinion paragraph to expressly opine that the Guarantee is a legal and binding obligation.

In response to the Staff’s comment, the opinion paragraph has been revised to include an express opinion that the Guarantee is a valid, binding and enforceable obligation.  A new signed and dated opinion reflecting the changes requested by the Staff has been filed with Amendment No. 3.

10.                               Delete the first sentence in the last paragraph as it contains improper limitations on reliance.  Include, however, an express consent for reliance by Simpson Thacher & Bartlett LLP.

In response to the Staff’s comment, the first sentence in the last paragraph has been modified to address the concerns conveyed by Ms. Teshome to Mr. Tolley on February 8, 2005. In addition, an express consent for reliance by Simpson Thacher & Bartlett LLP has been included.

11.                               Delete the second sentence in the last paragraph or otherwise provide an opinion dated as of the date of effectiveness.

In response to the Staff’s comment, the second sentence in the last paragraph of the opinion has been deleted.

Oral Follow-Up Accounting Requests from Mr. Fay and Ms. Messinese

Request relating to old comment 35: “Explain why your accounting for the $75 million fee is appropriate.  The basis for your accounting is unclear since it appears that the agreement was entered after the consummation of the acquisition.”

In response to the accounting Staff’s follow-up request conveyed to Ed Tolley via telephone on February 4, on page F-48 of Amendment No. 3 WMG has added disclosure as to the basis for the accounting for the $75 million fee which information was previously provided supplementally to the Staff.  In addition, on pages F-48 and 124 of Amendment No. 3, WMG has added disclosure that:

“Although the Company has not conducted a formal analysis as to the arm’s-length nature of such fee, the Company believes that the amount of such fee is representative of, or comparable to, such fees paid in similar transactions.”

Request relating to old comment 37: “Discuss in MD&A the reason for the decreases in your accounts receivable allowances during 2004 and the impact these decreases had on your financial statements”.

In response to the accounting Staff’s follow-up request conveyed to Ed Tolley via telephone on February 4, WMG has revised its disclosures to address the impact of seasonality on the balance of its gross receivables and receivable valuation allowances. WMG supplementally advises the Staff that the profit and loss-related effect of returns was approximately 16% of gross sales for each of the 10 months ended September 30, 2004 and September 30, 2003.  As such, the significant movement in the sales returns reserve was primarily seasonal in nature.

******

Please contact either Edward P. Tolley III at (212) 455-3189 or Mary Kuan at (212) 455-2257 with any questions regarding the foregoing.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

cc:	Dave Johnson
Paul Robinson
Trent Tappe